Stockholders' Equity	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity [Line Items]
Stockholders' Equity

Note 7. Stockholders’ Equity

Common stock

As discussed in Note 3, in connection with the Merger consummation, the Company filed its amended and restated certificate of incorporation, which authorized the issuance of up to 300,000,000 shares of common stock with a par value of $0.0001 per share. Pursuant to the Offering, the Company issued and sold 11,012,387 shares of common stock at a purchase price of $3.00 per share for gross proceeds of $33.0 million and total offering costs of $4.2 million.

As of September 30, 2025 and December 31, 2024, the Company had 300,000,000 and 55,550,158 shares of common stock authorized, respectively, and 57,509,816 and 39,901,782 shares issued and outstanding, respectively. As of September 30, 2025 and December 31, 2024, there were 242,490,184 and 35,553,629 shares available for issuance, respectively.

Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of preferred stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Preferred stock

As discussed in Note 3, in connection with the Merger consummation, the Company filed its amended and restated certificate of incorporation, which authorized the issuance of up to 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

As of December 31, 2024, Deep Isolation had 655,351 shares of Series A Convertible Preferred Stock issued and outstanding. Additionally, Deep Isolation had 115,057 shares of Series A Prime Convertible Preferred Stock issued and outstanding as of December 31, 2024. Together, these are referred to as the “Deep Isolation Preferred Stock”. Pursuant to the Merger, all issued and outstanding Deep Isolation Preferred Stock as of immediately prior to the Effective Time, was converted into shares of the Company’s common stock. As of September 30, 2025, no shares of preferred stock are issued or outstanding.

Long-term incentive compensation plan

The Company previously maintained the 2018 Equity Incentive Plan, as amended (the “2018 Plan”), under which the Company previously granted stock options. The 2018 Plan was terminated and all outstanding options issued under the 2018 Plan were assumed by the 2025 Equity Incentive Plan (the “2025 Plan” and together with the 2018 Plan, the “Plans”). The Company currently maintains the 2025 Plan, which was approved and adopted pursuant to the Merger Agreement, under which the Company may grant options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares and other stock-based awards to employees, directors and consultants of the Company.

The Company has reserved 10,752,566 shares of the Company’s common stock for future issuance in connection therewith, comprised of (i) 5,752,566 shares of common stock issuable upon the exercise of the Assumed Options and (ii) the remainder reserved for future issuances of incentive awards under the 2025 Plan at the discretion of the Board of Directors (the “Board”) to officers, key employees, consultants and directors. Refer to Note 13. Stock-Based Compensation for further details.

Warrants

In connection with the Offering, the Company issued to (i) each of the placement agents, A Warrants to purchase an aggregate of 829,730 shares of Company common stock at an exercise price of $3.00 per share and (ii) certain of the placement agents, B Warrants to purchase an aggregate of 166,667 shares of Company common stock at an exercise price of $0.0001 per share (the “Warrants”). The Warrants are exercisable at any time following their issuance. They will expire on the earlier of (i) five years from the issuance date or (ii) the third anniversary of the date on which the Company’s common stock is first listed for trading on a recognized trading market.

The Warrants qualify for the derivative scope exception under ASC 815 and are therefore presented as a component of stockholders’ equity on the condensed consolidated balance sheets at their issuance date fair value without subsequent fair value re-measurement.

As of September 30, 2025, none of the Warrants have been exercised and all 996,397 remain outstanding. There were no warrants outstanding as of December 31, 2024.

Note 6. Stockholders’ Equity

The Company’s capital amounts prior to the Merger have been retrospectively restated as shares reflecting the Exchange Ratio of 25.837283 established in the Merger (see Note 1).

Common stock

As of December 31, 2024 and 2023, the Company had 55,550,158 shares of common stock authorized, respectively, and 39,901,782 and 39,667,025 shares issued and outstanding, respectively. As of December 31, 2024 and, there were 15,648,379 and 15,883,113 shares available for issuance, respectively.

Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of preferred stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Preferred stock

As discussed in Note 1, in connection with the Merger consummation, the Company filed its amended and restated certificate of incorporation, which authorized the issuance of up to 10,000,000 shares of preferred stock with a par value of $0.0001 per share. Pursuant to the Merger, all issued and outstanding Deep Isolation Preferred Stock as of immediately prior to the Effective Time, was converted into shares of the Company’s common stock.

SAFE Note

We utilized a Simple Agreement for Future Equity (“SAFE”) note to receive cash in advance of the closing of our Series A Prime Preferred Stock issuance. These SAFE notes were all converted into Series A Prime Preferred Stock during 2023. As of January 1, 2023, the Company’s SAFEs were fair valued at $3,329. On August 21, 2023, these SAFEs converted into Preferred Stock, and the fair value at the date of conversion was $6,209. The SAFEs were classified as liabilities prior to conversion in accordance with applicable accounting guidance and reclassified to equity upon conversion into Preferred Stock and subsequently converted to common stock in connection with the Merger.

Long-term incentive compensation plan

Prior to 2022, our board of directors adopted a plan to award stock to employees, board members, and other eligible participants. Under this plan, and retrospectively restated as shares reflecting the Exchange Ratio, a number of shares were issued upon the exercise of stock options as detailed below as of December 31:

	2024	2023
Authorized shares under the plan	13,128,079	13,128,079
Less: Options shares issued (cumulative)	(11,464,313)	(10,590,366)
Shares available for issuance under the plan	1,663,766	2,537,712

Additionally, under this plan, the Company had 9,434,391 and 8,544,312 stock options outstanding as of December 31, 2024 and 2023, respectively. Refer to Note 12 Stock-Based Compensation for further details.

Aspen-1 Acquisition Inc. [Member]
Stockholders' Equity [Line Items]
Stockholders' Equity

Note 3. Capital Stock

Preferred Stock

As of June 30, 2025 and December 31, 2024, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of June 30, 2025 and December 31, 2024, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and 5,000,000 shares issued and outstanding.

Note 3. Capital Stock

Preferred Stock

As of December 31, 2024 and 2023, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of December 31, 2024 and 2023, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and has 5,000,000 shares of its $0.0001 par value issued and outstanding.